Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Operating activities
Net loss	$ (6,554,000)	$ (7,442,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	2,449,000	2,359,000
Amortization of stock issued for services	38,000	122,000
Stock issued for services		121,000
Depreciation and amortization	241,000	285,000
Inventory write-off		58,000
Gain on inventory recovery		(19,000)
Interest expense on promissory note	1,000	3,000
Change in fair value of derivative liability		(459,000)
Inducement to exercise warrants	960,000	876,000
Changes in operating assets and liabilities:
Accounts receivable	(98,000)	22,000
Inventories	20,000	37,000
Prepaid expenses	2,000	45,000
Accounts payable and accrued liabilities	(40,000)	103,000
Deferred rent	(9,000)	2,000
Net cash used in operating activities	(2,990,000)	(3,887,000)
Investing activities
Investment in patents	(6,000)	(15,000)
Purchases of property, plant and equipment	(7,000)	(19,000)
Net cash used in investing activities	(13,000)	(34,000)
Financing activities
Net proceeds from the sale of common stock	1,710,000
Net proceeds from the exercise of warrants	840,000	2,632,000
Net proceeds from promissory note financing		500,000
Net cash provided by financing activities	2,550,000	3,132,000
Net decrease in cash, cash equivalents, and restricted cash	(453,000)	(789,000)
Cash, cash equivalents, and restricted cash at beginning of year	926,000	1,715,000
Cash, cash equivalents, and restricted cash at end of year	473,000	926,000
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheets
Cash and cash equivalents	398,000	851,000
Restricted cash	75,000	75,000
Total cash, cash equivalents and restricted cash	473,000	926,000
Supplemental disclosure of cash flow information
Cash paid for taxes	5,000	3,000
Non-cash financing activities
Warrant liabilities removed due to settlements		1,394,000
Common stock issued for prepaid services		51,000
Conversion of promissory note and accrued interest from a related party to common stock	$ 504,000